CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

4. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2021 and 2022 consisted of the following:

	2021	2022	2022
	RUB	RUB	$
Cash	34,012	48,682	692.1
Cash equivalents:
Bank deposits	45,214	34,346	488.3
Other cash equivalents	49	103	1.5
Total cash and cash equivalents	79,275	83,131	1,181.9

Current expected credit losses for cash, cash equivalents, term deposits, funds receivable and other financial assets were immaterial for the year ended December 31, 2022. All of the Group’s cash is held at financial institutions that management believes to be of high credit quality.

Allowance for current expected credit losses on trade accounts receivable

Movements in the allowance for current expected credit losses on trade receivables for the years ended December 31, 2021 and 2022 were as follows:

	2021	2022	2022
	RUB	RUB	$
Balance at the beginning of the period	1,798	2,716	38.6
Current period allowance for expected credit losses	1,235	2,114	30.1
Write-off	(306)	(617)	(8.8)
Foreign exchange difference	(11)	(44)	(0.6)
Balance at the end of the period	2,716	4,169	59.3

The Group’s past due receivables exceeding one year were in the amount of RUB 2,163 ($30.8) as of December 31, 2022.

Other Current Assets

Other current assets as of December 31, 2021 and 2022 consisted of the following:

	2021	2022	2022
	RUB	RUB	$
Other receivables	859	8,043	114.3
Prepaid income tax	2,272	3,328	47.3
Contract assets	659	1,456	20.7
Loans to employees	1,674	1,333	18.9
Loans granted to third parties	509	986	14.0
Loans granted to related parties	39	3	—
Restricted cash	1	643	9.1
Investments in debt securities	452	305	4.3
Prepaid other taxes	202	114	1.7
Interest receivable	308	77	1.1
Other	499	529	7.6
Total other current assets	7,474	16,817	239.0

The accrued interest receivable is excluded from the amortized cost basis of financing receivables. The Group did not write-off any accrued interest receivable during the twelve months ended December 31, 2021 and 2022.

Other Non-current Assets

Other non-current assets as of December 31, 2021 and 2022 consisted of the following:

	2021	2022	2022
	RUB	RUB	$
Loans to employees	5,241	6,187	88.0
Contract assets	874	1,292	18.4
Indemnification assets	262	1,031	14.7
Net investment in lease	—	979	13.9
Restricted cash	123	666	9.5
VAT reclaimable	884	603	8.6
Loans granted to third parties	4	301	4.3
Bank deposits and loans to customers	—	133	1.9
Loans granted to related parties	290	35	0.5
Other receivables	165	52	0.6
Total other non-current assets	7,843	11,279	160.4

The loans granted to third parties, current and non-current as of December 31, 2022 represent RUB denominated loans bearing interest of 3%-15% which are expected to be fully repaid in 2023–2026, along with accrued interest.

Investments in marketable equity securities

As of December 31, 2021 investments in current marketable equity securities in the amount of RUB 4,049 consisted of investments made for treasury purposes. The Group measured those investments at fair value with the changes recognized in earnings within the Other income/(loss), net line in the consolidated statements of operations.

Equity method investments

The Group’s equity method investments as of December 31, 2021 and December 31, 2022 consisted of the following:

	2021	2022	2022
	RUB	RUB	$
ClickHouse Inc	6,521	—	—
Venture capital fund	2,347	1,377	19.6
Other	557	741	10.5
Total equity method investments	9,425	2,118	30.1

As of December 31, 2021 the Group’s equity method investments consisted principally of an investment in ClickHouse Inc in the amount of RUB 6,521, including cash investments in the amount of $39.9 (RUB 2,820 at the exchange rate as of payment dates) and gain on the Group’s share dilution of $49.3 (RUB 3,459 at the exchange rate as of transaction date) recognized in income/(loss) from equity method investments in the consolidated statements of operations.

As of December 31, 2022, the investment in ClickHouse Inc was presented within investments in the non-marketable equity securities line of the consolidated balance sheets as a result of the loss of significant influence by the Group.

Gains/(losses) on equity securities accounted for under the equity method for the years ended December 31, 2020, 2021 and 2022 are summarized below:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
ClickHouse Inc	—	3,354	97	1.4
Venture capital fund	—	3,014	(886)	(12.6)
Yandex Market B.V.	(2,470)	—	—	—
Other	295	(1)	(140)	(2)
Net (losses)/gains recognized on equity method investments	(2,175)	6,367	(929)	(13.2)

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities as of December 31, 2021 and 2022 comprised the following:

	2021	2022	2022
	RUB	RUB	$
Trade accounts payable and accrued liabilities	54,854	72,635	1,032.7
Liabilities under the reverse factoring program	3,110	20,702	294.3
Salary and other compensation expenses payable/accrued to employees	6,022	11,424	162.4
Operating lease liabilities, current (Note 8)	10,525	10,963	155.9
Content liabilities	5,410	3,353	47.7
Finance lease liability, current (Note 8)	1,467	2,788	39.6
Bank deposits and liabilities	87	578	8.2
Accounts payable for acquisition of businesses	80	373	5.3
Accounts payable, accrued and other liabilities	81,555	122,816	1,746.1

Interest income

The following table presents the components of interest income for the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Bank deposits	3,279	3,720	3,749	53.3
Other	590	895	974	13.8
Total interest income	3,869	4,615	4,723	67.1

Other Income/(Loss), Net

The following table presents the components of other income/(loss), net for the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Foreign exchange gains	2,752	235	9,393	133.5
Contribution to a not-for-profit organization	—	(1,500)	—	—
Income/(loss) from investments in venture capital fund	89	667	(485)	(6.9)
Loss on divestment of Yandex.Money	(926)	—	—	—
Other	406	(619)	451	6.5
Total other income/(loss), net	2,321	(1,217)	9,359	133.1

Income and non-income taxes payable

The Income and non-income taxes payable line of consolidated balance sheets includes income taxes payable in the amount of RUB 1,201 and RUB 2,511 ($35.7) as of December 31, 2021 and 2022, respectively.

Revenues

Revenues in the consolidated statements of operations include revenues related to sales of goods in the amount of RUB 20,145, RUB 55,910 and RUB 91,998 ($1,308.0) for the years ended December 31, 2020, 2021 and 2022 respectively.

Reclassifications Out of Accumulated Other Comprehensive Income

The Group reclassified the loss of RUB 893 out of accumulated other comprehensive income for the year ended December 31, 2020, reflecting the sale of a 25% plus one ruble interest in the charter capital of Yandex.Money. There were no reclassifications in the years ended December 31, 2021 and 2022.